Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 5,478	¥ 10,880
Impairment loss
Gain and Loss on disposal			¥ 4,935
Gain and Loss on Disposal [Member]
Property, Plant and Equipment [Line Items]
Gain and Loss on disposal	¥ 805	¥ 6,139